Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Short Duration Muni Fund	Jun. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 361
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,105
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	798
Expense Example, with Redemption, 10 Years	1,539
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	$ 604